Derivative assets and liabilities	12 Months Ended
Dec. 31, 2025
Derivative assets and liabilities
Derivative assets and liabilities	5.3. Derivative assets and liabilities
Accounting policies
Fair value
All derivatives are recognized initially at fair value on the date a derivative contract is entered into and subsequently
remeasured at fair value. The method of recognizing the
resulting gain or loss varies according to whether the
derivatives are designated and qualify under hedge accounting.
Foreign exchange forward contracts are valued at market-
forward exchange rates. Changes in fair value are measured
by comparing these rates with the original contract-forward
rate. Currency options are valued at each reporting date by
using the Garman & Kohlhagen option valuation model.
Interest rate swaps and cross-currency swaps are valued
using the discounted cash flow method.
Hedge accounting
Nokia applies hedge accounting on certain foreign exchange
forward contracts, options or option strategies, and interest rate derivatives. Qualifying options and option strategies
have zero net premium, or a net premium paid. For option
structures, the critical terms of the purchased and written
options are the same and the notional amount of the written
option component is not greater than that of the purchased
option.
In the fair valuation of foreign exchange forward contracts,
Nokia separates the forward element and considers it to be
the cost of hedging for foreign exchange forward contracts.
In the fair valuation of foreign exchange option contracts,
Nokia separates the time value and considers it to be the cost of hedging for foreign exchange option contracts. In the fair valuation of cross-currency swaps, Nokia separates the
foreign currency basis spread and considers it to be the cost of hedging for cross-currency swaps.
Hedge effectiveness is assessed at inception and
subsequently on a quarterly basis during the hedge
relationship to ensure that an economic relationship exists.
As Nokia only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a
qualitative basis with no significant ineffectiveness expected.
Presentation in the statement of cash flows
The cash flows of a hedge are classified as cash flows from
operating activities in cases where the underlying hedged items relate to Nokia’s operating activities. When a derivative contract is accounted for as a hedge of an identifiable position relating to financing or investing activities, the cash flows of the contract are classified in the same way as the cash flows of the position being hedged. Cash flows of derivatives used in hedging the
foreign exchange risk of Nokia’s cash position are presented in cash flows from investing activities.
Cash flow hedges: hedging of forecast foreign currency
denominated sales and purchases
Nokia applies cash flow hedge accounting primarily to foreign exchange exposure that arises from highly probable forecast
operative business transactions. The risk management strategy is to hedge material net exposures (identified standard net sales exposure minus identified standard costs exposure) by using
foreign exchange forwards and foreign exchange options in a
layered hedging style that follows defined hedging level ranges and hedge maturities in quarterly time buckets. The hedged item must be highly probable and present an exposure to variations in cash flows that could ultimately affect profit or loss.
For qualifying foreign exchange forwards and foreign exchange options, the change in fair value that reflects the change in spot exchange rates on a discounted basis is recognized in hedging reserve through other comprehensive income (refer to Note 5.1.
Equity). The changes in the forward element of the foreign
exchange forwards and the time value of the options that relate to hedged items are deferred in the cost of hedging reserve
through other comprehensive income (refer to Note 5.1. Equity)
and are subsequently accounted for in the same way as the spot element or intrinsic value.
In each quarter, Nokia evaluates whether the forecast sales and purchases are still expected to occur. If a portion of the hedged cash flow is no longer expected to occur, the hedge accounting criteria are no longer met and all related deferred gains or losses are derecognized from fair value and other reserves and
recognized in other operating income and expenses in the
income statement.
If the hedged cash flow ceases to be highly probable, but is still expected to occur, accumulated gains and losses remain in fair value and other reserves until the hedged cash flow
affects profit or loss.
Nokia’s risk management objective is to hedge forecast cash
flows until the related revenue has been recognized. Each
hedge relationship is discontinued during the quarter when
the hedge matures, which is also the quarter that it had been designated to hedge. At this point, the accumulated gain or
loss of cash flow hedges is reclassified to other operating
income and expenses in the income statement. In cases
where the forecast amount of revenue is not recognized
during a quarter, the full accumulated gain or loss of cash
flow hedges designated for said quarter is still reclassified and the portion related to forecast revenue that was not
recognized is disclosed as hedge ineffectiveness.
As cash flow hedges primarily mature in the same quarter as
the hedged item, there is no significant ineffectiveness
resulting from the time value of money. Nokia will validate the magnitude of the impact of discounting related to the
amount of gain or loss recognized in fair value and other
reserves on a quarterly basis.
Cash flow and fair value hedges: hedging of foreign
exchange risk of future interest cash flows
Nokia also applies cash flow hedging to future interest cash flows in foreign currency related to issued bonds. These
future interest cash flows are hedged with cross-currency
swaps that have been bifurcated and designated partly as fair value hedges (see Fair value hedges: hedging of interest rate exposure below) to hedge both the foreign exchange and
interest rate benchmark risk component of the issued bond,
and partly as cash flow hedges to hedge the foreign exchange risk related to the remaining portion of interest cash flows on the issued bond. The accumulated gain or loss for the part of these cross-currency swaps designated as cash flow hedges
is initially recorded in hedging reserve through other
comprehensive income and reclassified to profit or loss at
the time when the related interest cash flows are settled.
Fair value hedges: hedging of interest rate exposure
Nokia applies fair value hedge accounting to reduce exposure to fair value fluctuations of interest-bearing liabilities due to changes in interest rates and foreign exchange rates. Nokia
uses interest rate swaps and cross-currency swaps aligned
with the hedged items to hedge interest rate risk and
associated foreign exchange risk.
Nokia has entered into long-term borrowings mainly at fixed
rates and has swapped most of them into floating rates in
line with a defined target interest profile. Nokia aims to
mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest exposure resulting
from financial assets and liabilities by setting appropriate risk management benchmarks and risk limits. The hedged item is
identified as a proportion of the outstanding loans up to the notional amount of the swaps as appropriate to achieve the
risk management objective. Nokia enters into interest rate
swaps that have similar critical terms to the hedged item,
such as reference rate, reset dates, payment dates,
maturities and notional amount and hence Nokia expects that
there will be no significant ineffectiveness. Nokia has not
entered into interest rate swaps where it would be paying
fixed rates.
Nokia’s borrowings are carried at amortized cost. Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of hedged liabilities attributable to the hedged risk, are recorded in financial income and expenses in the income statement.
Nokia separates the foreign currency basis spread from cross-
currency swaps and excludes it from the hedged risk as cost
of hedging that is initially recognized and subsequently
measured at fair value and recorded in the cost of hedging
reserve through other comprehensive income. If a hedge
relationship no longer meets the criteria for hedge
accounting, hedge accounting ceases, the cost of hedging
recorded in the cost of hedging reserve is immediately
expensed and any fair value adjustments made to the carrying amount of the hedged item while the hedge was effective are
recognized in financial income and expenses in the income
statement based on the effective interest method.
Hedges of net investments in foreign operations
Nokia applies hedge accounting for its foreign currency hedging of selected net investments. The hedged item can be an amount equal to or less than the carrying amount of the net assets of the foreign operation in the statement of financial position. The risk management strategy is to protect the euro counter value of the portion of this exposure expected to materialize as non-
euro cash repatriation in the foreseeable future.
For qualifying foreign exchange forwards, foreign exchange
options and option strategies, the change in fair value that reflects the change in spot exchange rates is recognized in
translation differences in shareholders’ equity (refer to Note 5.1.
Equity). The changes in the forward element of foreign exchange forwards as well as the changes in the time value of options
(collectively known as the “cost of hedging”) is recognized in the cost of hedging reserve through other comprehensive income.
The cost of hedging at the date of designation of the foreign exchange forward or option contract as a hedging instrument is amortized to financial income and expenses in the income
statement over the duration of the contract. Hence, in each
reporting period, the change in fair value of the forward element of the foreign exchange forward contract or the time value of the option contract is recorded in the cost of hedging reserve through other comprehensive income, while the amortization amount is reclassified from the cost of hedging reserve to profit or loss.
The cumulative amount or proportionate share of changes in
the fair value of qualifying hedges deferred in translation
differences is recognized as gain or loss on disposal of all or part of a foreign subsidiary.
Derivatives not designated in hedge accounting
relationships carried at fair value through profit and loss
For derivatives not designated under hedge accounting, but
hedging identifiable forecast exposures such as anticipated
foreign currency denominated sales and purchases, the gains
and losses are recognized in other operating income and
expenses in the income statement. The gains and losses on
all other derivatives not designated under hedge accounting
are recognized in financial income and expenses.
Embedded derivatives included in contracts are identified and monitored by Nokia. For host contracts that are not financial assets containing embedded derivatives that are not closely
related, the embedded derivatives are separated and
measured at fair value at each reporting date with changes in fair value recognized in financial income and expenses in the income statement. For host contracts that are financial
assets containing embedded derivatives, the whole contract
is measured at fair value at each reporting date with changes in fair value recognized in financial income and expenses in the income statement.
Derivatives

	2025				2024
	Assets		Liabilities		Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
Cash flow hedges
Foreign exchange forward contracts	30	807	(5)	351	7	381	(19)	733
Currency options bought	4	563	—	—	—	90	—	—
Cash flow and fair value hedges(3)
Cross-currency swaps	—	—	(178)	851	15	241	(97)	722
Fair value hedges
Interest rate swaps	22	1 255	(3)	375	28	1 130	(10)	792
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	1	88	(2)	460	3	527	(8)	971
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	65	5 184	(70)	3 815	110	7 129	(165)	6 124
Currency options bought	—	—	—	—	15	770	—	—
Embedded derivatives(4)	5	311	(8)	183	19	996	—	—
Total	127	8 208	(266)	6 035	197	11 264	(299)	9 342
(1)Included in other current financial assets and other financial liabilities in the statement of financial position.
(2)Includes the gross amount of all notional values for contracts that have not yet been settled or canceled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.
(3)Cross-currency swaps have been designated partly as fair value hedges and partly as cash flow hedges.
(4)Embedded derivatives are related to customer contracts.
To manage interest rate and foreign exchange risks related to Nokia’s interest-bearing liabilities, Nokia has designated the following cross-currency swaps as hedges under both fair value hedge accounting and cash flow hedge accounting, and interest rate swaps as hedges under fair value hedge accounting at 31 December:

				Notional (million in currency)		Fair value EURm
Entity	Instrument	Currency	Maturity	2025	2024	2025	2024
Nokia Corporation	Interest rate swaps	EUR	5/2025	—	292	—	3
Nokia Corporation	Interest rate swaps	EUR	3/2026	630	630	8	(1)
Nokia Corporation	Cross-currency swaps	USD	6/2027	500	500	(29)	9
Nokia Corporation	Interest rate swaps	EUR	5/2028	500	500	(2)	(7)
Nokia Corporation	Interest rate swaps	EUR	8/2031	500	500	13	22
Nokia Corporation	Cross-currency swaps	USD	5/2039	500	500	(149)	(92)
Total						(159)	(66)